Income Taxes - Schedule of Income Tax Recognized in Profit or Loss (Details) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income tax information
Income before income taxes	$ 562,903	$ 433,359	$ 981,957	$ 713,070
Income tax expense	$ 168,298	$ 106,690	$ 305,991	$ 235,673
Effective tax rate observed for the period	29.90%	24.62%	31.20%	33.10%
Mexican statutory income tax rate	30.00%	30.00%	30.00%	30.00%